Related parties - Key management personnel compensation (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key management personnel compensation [Abstract]
Short-term employee benefits	₩ 22,502	₩ 17,112	₩ 16,428
Severance benefits	419	979	418
Share-based payment transactions	4,944	6,787	9,162
Key management personnel compensation	₩ 27,865	₩ 24,878	₩ 26,008